Earnings Per Share (Eps) (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share Eps [Abstract]
Schedule of basic and diluted loss per share
	2021	2020
	USD	USD

Basic loss per share
Net loss attributable to the equity holders of the parent	(17,786,681)	(5,585,948)
Shares used in computation:
Weighted-average shares outstanding	85,966	81,823

Basic net loss per share attributable to equity holders of the parent	(206.90)	(68.27)

Diluted loss per share
Net loss attributable to the equity holders of the parent	(17,786,681)	(5,585,948)
Shares used in computation:
Weighted-average shares outstanding	85,966	81,823

Diluted net loss per share attributable to equity holders of the parent	(206.90)	(68.27)

Schedule of potential dilutive securities
	2021	2020
	USD	USD

Share-based payment plans	613	1,050
Warrants	1,528	1,232
Convertible notes	7,731	5,525
	9,872	7,807